Share-based Compensation - Fair Values of Share Options Granted (Details)	12 Months Ended
	Dec. 31, 2022 Multiple $ / shares	Dec. 31, 2021 Multiple $ / shares	Dec. 31, 2020 Multiple $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, Minimum	50.43%	60.31%	57.77%
Expected volatility, Maximum	52.00%	61.94%	58.65%
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, Minimum	2.47%	1.66%	0.82%
Risk-free interest rate, Maximum	4.10%	1.96%	1.09%
Exercise multiple | Multiple	2.8	2.8	2.8
Expected dividend yield	0.00%	0.00%	0.00%
Contractual term	10 years	10 years	10 years
Share Options | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected forfeiture rate (post-vesting)	0.00%	0.00%	0.00%
Share price	$ 1.45	$ 7.09	$ 41.5
Share Options | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected forfeiture rate (post-vesting)	20.00%	20.00%	20.00%
Share price	$ 3.83	$ 60.19	$ 77.78